Business combinations - Summary of fair values of identifiable assets and liabilities acquired (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 1,228	$ 4,121
Archaea Energy Inc.
Disclosure of detailed information about business combination [line items]
Cash transferred		3,137
Provisional [Member] | Archaea Energy Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date		885
Goodwill recognised as of acquisition date		409
Identifiable intangible assets recognised as of acquisition date		3,475
Investments accounted for using equity method, recognised as of acquisition date		917
Inventory recognised as of acquisition date		42
Trade and other receivables recognised as of acquisition date		67
Cash acquired in acquisition		107
Trade and other payables recognised as of acquisition date		(1,032)
Borrowings recognised as of acquisition date		(1,044)
Deferred tax liabilities recognised as of acquisition date		(293)
Provisions recognised as of acquisition date		(16)
Non-controlling interest in acquiree recognised at acquisition date		(7)
Identifiable assets acquired (liabilities assumed)		3,510
Cash transferred		3,137
Consideration transferred, acquisition-date fair value		373
Final [Member] | Archaea Energy Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date		929
Goodwill recognised as of acquisition date		707
Identifiable intangible assets recognised as of acquisition date		3,178
Investments accounted for using equity method, recognised as of acquisition date		883
Inventory recognised as of acquisition date		31
Trade and other receivables recognised as of acquisition date		47
Cash acquired in acquisition		96
Trade and other payables recognised as of acquisition date		(1,145)
Borrowings recognised as of acquisition date		(1,044)
Deferred tax liabilities recognised as of acquisition date		(214)
Provisions recognised as of acquisition date		(21)
Non-controlling interest in acquiree recognised at acquisition date		(7)
Identifiable assets acquired (liabilities assumed)		3,440
Cash transferred		3,137
Consideration transferred, acquisition-date fair value		$ 303